CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Q2) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized holding gains arising during the period, tax expense (benefit)	$ (134,439)	$ 270,461	$ (580,433)	$ 468,293	$ (55,405)	$ 326,697
Reclassification adjustment for losses included in net income, tax expense	$ (280)	$ 0	$ (280)	$ 0	$ 54,533	$ 76,422